Income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Earnings (loss) before income taxes	$ (18,178)	$ 4,875
Canadian [Member]
Earnings (loss) before income taxes	(6,042)	12,245
Foreign [Member]
Earnings (loss) before income taxes	$ (12,136)	$ (7,370)